INCOME AND SOCIAL CONTRIBUTION TAXES - Classification of net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME AND SOCIAL CONTRIBUTION TAXES
Total	R$ 3,331,792	R$ 3,553,806	R$ 3,755,686	R$ 2,971,707
Non-current assets	3,393,354	4,071,219	3,874,054	3,054,393
Non-current liabilities	R$ (61,562)	R$ (517,413)	R$ (118,368)	R$ (82,686)